Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2021
Transfers and Servicing [Abstract]
Pledged Assets
Table 14.1 provides the carrying amount of on-balance sheet pledged assets and the fair value of other pledged collateral. Other pledged collateral is collateral we have received from third parties, have the right to repledge and is not recognized on our consolidated balance sheet.

TRADING RELATED ACTIVITY Our trading businesses may pledge debt and equity securities in connection with securities sold under agreements to repurchase (repurchase agreements) and securities lending arrangements. The collateral that we pledge related to our trading activities may include our own collateral as well as collateral that we have received from third parties and have the right to repledge. All of the collateral we pledge related to trading activity is eligible to be repledged or sold by the secured party.

NON-TRADING RELATED ACTIVITY As part of our liquidity management strategy, we may pledge loans, debt securities, and other financial assets to secure trust and public deposits, borrowings and letters of credit from the Federal Home Loan Bank (FHLB) and the Board of Governors of the Federal Reserve System (FRB) and for other purposes as required or permitted by law or insurance statutory requirements. Substantially all of the non-trading activity pledged collateral is not eligible to be repledged or sold by the secured party.

VIE RELATED We pledge assets in connection with various types of transactions entered into with VIEs. These pledged assets can only be used to settle the liabilities of those entities.
We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 8 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets.
Table 14.1: Pledged Assets

(in millions)	Dec 31, 2021	Dec 31, 2020
Related to trading activities:
Repledged third-party owned debt and equity securities	$31,087	44,765
Trading debt securities and other	14,216	19,572
Equity securities	984	470
Total pledged assets related to trading activities	46,287	64,807
Related to non-trading activities:
Loans	288,698	344,220
Debt securities:
Available-for-sale	65,198	57,289
Held-to-maturity	13,843	17,290
Other financial assets	1,600	230
Total pledged assets related to non-trading activities	369,339	419,029
Related to VIEs:
Consolidated VIE assets	4,781	12,146
Loans eligible for repurchase from GNMA securitizations	109	179
Total pledged assets related to VIEs	4,890	12,325
Total pledged assets	$420,516	496,161

Offsetting - Securities Financing Activities	In addition to the amounts included in Table 14.2, we also have balance sheet netting related to derivatives that is disclosed in Note 16 (Derivatives).
Table 14.2: Offsetting – Securities Financing Activities

(in millions)	Dec 31, 2021	Dec 31, 2020
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$103,140	92,446
Gross amounts offset in consolidated balance sheet (1)	(14,074)	(11,513)
Net amounts in consolidated balance sheet (2)	89,066	80,933
Collateral not recognized in consolidated balance sheet (3)	(88,330)	(80,158)
Net amount (4)	$736	775
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	$35,043	57,622
Gross amounts offset in consolidated balance sheet (1)	(14,074)	(11,513)
Net amounts in consolidated balance sheet (5)	20,969	46,109
Collateral pledged but not netted in consolidated balance sheet (6)	(20,820)	(45,819)
Net amount (4)	$149	290
(1)Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset in the consolidated balance sheet.
(2)Includes $66.2 billion and $65.6 billion classified on our consolidated balance sheet in federal funds sold and securities purchased under resale agreements at December 31, 2021, and December 31, 2020, respectively. Also includes securities purchased under long-term resale agreements (generally one year or more) classified in loans, which totaled $22.9 billion and $15.3 billion, at December 31, 2021, and December 31, 2020, respectively.
(3)Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty. At December 31, 2021, and December 31, 2020, we have received total collateral with a fair value of $124.4 billion and $108.5 billion, respectively, all of which we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $28.8 billion and $36.1 billion at December 31, 2021, and December 31, 2020, respectively.
(4)Represents the amount of our exposure (assets) or obligation (liabilities) that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)Amount is classified in short-term borrowings on our consolidated balance sheet.
(6)Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty. At December 31, 2021, and December 31, 2020, we have pledged total collateral with a fair value of $35.9 billion and $59.2 billion, respectively, substantially all of which may be sold or repledged by the counterparty.
Gross Obligations by Underlying Collateral Type and Contractual Maturities of Gross Obligations	Table 14.3 provides the gross amounts recognized on the consolidated balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 14.3: Gross Obligations by Underlying Collateral Type

(in millions)	Dec 31, 2021	Dec 31, 2020
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$14,956	22,922
Securities of U.S. States and political subdivisions	1	4
Federal agency mortgage-backed securities	3,432	15,353
Non-agency mortgage-backed securities	809	1,069
Corporate debt securities	8,899	9,944
Asset-backed securities	358	1,054
Equity securities	919	1,500
Other	409	336
Total repurchases	29,783	52,182
Securities lending arrangements:
Securities of U.S. Treasury and federal agencies	33	64
Federal agency mortgage-backed securities	17	23
Corporate debt securities	80	79
Equity securities (1)	5,050	5,189
Other	80	85
Total securities lending	5,260	5,440
Total repurchases and securities lending	$35,043	57,622
(1)Equity securities are generally exchange traded and represent collateral received from third parties that has been repledged. We received the collateral through either margin lending agreements or contemporaneous securities borrowing transactions with other counterparties.
Table 14.4 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.
Table 14.4: Contractual Maturities of Gross Obligations

(in millions)	Overnight/continuous	Up to 30 days	30-90 days	>90 days	Total gross obligation
December 31, 2021
Repurchase agreements	$16,452	3,570	4,276	5,485	29,783
Securities lending arrangements	4,810	—	—	450	5,260
Total repurchases and securities lending (1)	$21,262	3,570	4,276	5,935	35,043
December 31, 2020
Repurchase agreements	$36,946	5,251	5,100	4,885	52,182
Securities lending arrangements	4,690	400	350	—	5,440
Total repurchases and securities lending (1)	$41,636	5,651	5,450	4,885	57,622
(1)Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight/continuous repurchase agreements require election of both parties to roll the trade rather than the election to terminate the arrangement as in securities lending.